Operating Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
OPERATING LEASES
NOTE 20 — OPERATING LEASES
The Company’s real estate properties are leased to tenants under operating leases for which the terms and expirations vary. As of December 31, 2012, the leases have a weighted-average remaining term of 9.8 years. The leases may have provisions to extend the lease agreements, options for early termination after paying a specified penalty, rights of first refusal to purchase the property at competitive market rates, and other terms and conditions as negotiated. The Company retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. As of December 31, 2012, the future minimum rental income from the Company’s investment in real estate assets under non-cancelable operating leases, assuming no exercise of renewal options, as of December 31, 2012 and for the succeeding five fiscal years is as follows (in thousands):

Year ended December 31,	Future Minimum Rental Income
2013	$252,027
2014	245,824
2015	238,691
2016	223,202
2017	206,679
Thereafter	1,314,685
Total	$2,481,108